Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding	The outstanding principal balances on each loan facility as at June 30, 2018 and December 31, 2017 were as follows:

	As at
	Jun 30, 2018	Dec 31, 2017

NIBC Bank Facility	8,175,000	8,885,000
CACIB Bank Facility	32,700,000	34,100,000
ABN/DVB/NIBC Joint Bank Facility	152,491,497	162,115,591
Nordea/SEB Joint Bank Facility	127,065,206	132,272,938
ABN AMRO Facility	31,436,301	64,201,180
ABN AMRO Revolving Facility	13,777,887	11,092,158
Total debt	365,645,891	412,666,867
Deferred finance fees	(6,742,192)	(8,243,297)
Net total debt	358,903,699	404,423,570
Current portion of long-term debt	35,990,448	39,282,538
Current portion of deferred finance fees	(2,012,097)	(2,210,990)
Total current portion of long-term debt	33,978,351	37,071,548
Non-current portion of long-term debt	324,925,348	367,352,022

Schedule of minimum Repayments under Loan Facilities
Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Jun 30, 2018
2018	17,995,224
2019	35,990,448
2020	35,990,448
2021	38,293,722
2022	186,564,239
2023	50,811,810
365,645,891